Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions	€ 46.8	€ 113.7	€ 46.8	€ 140.8
Acquisitions through business combinations, other provisions	1.9	7.0
Provision used	9.6	34.3
Release of provision	8.5	6.2
Unwinding of discounting	0.0	1.1
Restructuring
Disclosure of other provisions [line items]
Provisions	7.4	12.3	12.3	26.3
Acquisitions through business combinations, other provisions	0.0
Provision used	6.7	16.5
Release of provision	1.5	1.5
Unwinding of discounting	0.0	0.0
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Provisions	1.2	68.8	1.9	75.4
Acquisitions through business combinations, other provisions	0.0
Provision used	0.9	4.3
Release of provision	0.0	0.0
Unwinding of discounting	0.0	0.8
Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	6.9	5.8	5.8	10.2
Acquisitions through business combinations, other provisions	0.0
Provision used	0.0	4.7
Release of provision	1.3	0.0
Unwinding of discounting	0.0	0.0
Contingent consideration
Disclosure of other provisions [line items]
Provisions	0.0	1.5	1.5	10.4
Acquisitions through business combinations, other provisions	0.0
Provision used	1.5	6.5
Release of provision	0.0	2.7
Unwinding of discounting	0.0	0.3
Other provision
Disclosure of other provisions [line items]
Provisions	31.3	25.3	€ 25.3	€ 18.5
Acquisitions through business combinations, other provisions	1.9	7.0
Provision used	0.5	2.3
Release of provision	5.7	2.0
Unwinding of discounting	0.0	0.0
Asset retirement obligation [Member]
Disclosure of other provisions [line items]
Provisions	6.0	5.9
Goodfella's Pizza [Member] | indemnification asset liability with customers
Disclosure of other provisions [line items]
Provisions	6.6	6.6
Italy | Other provision
Disclosure of other provisions [line items]
Provisions	4.7	5.0
Aunt Bessie's [Member] [Member] | Other provision
Disclosure of other provisions [line items]
Provisions	1.9
Bjuv Facility | Sweden | Onerous/unfavorable contracts - lease
Disclosure of other provisions [line items]
Provisions		66.9
Bjuv Facility | Sweden | Onerous/unfavorable contracts - service contract
Disclosure of other provisions [line items]
Provisions	1.2
Restricted Stock1 [Member] | Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	€ 8.3	€ 1.0